EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated September 24, 2019, for the Advisor Class, Class A, Class C, Institutional Class, Investor Class, and Trust Class of Neuberger Berman Focus Fund, a series of Neuberger Berman Equity Funds, which was filed with the Securities and Exchange Commission on September 24, 2019 (Accession No. 0000898432-19-001198).